Income Taxes - Summary of Components of Tax Expenses and Benefit (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Current	$ 232	$ 7,694
Deferred
Temporary differences including tax losses	277,843	(346,627)
Withholding taxes	33,717	32,537
Deferred tax expense (income)	311,560	(314,090)
Net income statement expense (benefit) for income taxes	$ 311,792	$ (306,396)